Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of lease expense
Operating lease cost	$ 637	$ 662	$ 263
Lease cost for leases with terms less than one year	261	37
Total lease cost	898	699	263
Variable lease cost	0	0	0
Sublease income	$ 0	$ 0	$ 0
Minimum operating lease terms	12 months